COMMITMENTS & CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 14 - COMMITMENTS & CONTINGENCIES

Potential Royalty Payments

The Company, in consideration of the terms of the debenture to the University of New Brunswick, shall pay to the University a two percent royalty on sales of any and all products or services, which incorporate the Company's patents for a period of five years from April 24, 2018.

Legal Matters

DarkPulse, Inc. v. Twitter, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed October 24, 2022, the Company is actively investigating potential claims against the @MIKEWOOD and @BullMeechum3 Twitter accounts. There are no material updates to this matter.

Carebourn Capital, L.P. v. DarkPulse, Inc.

As disclosed in greater detail in the Company’s Form 10-Q, filed October 24, 2022, the Company remains in active litigation with Carebourn Capital, L.P. (“Carebourn”) in Minnesota state court. The following discloses the material updates for this matter.

On April 21, 2023, the Minnesota state court granted the Company’s motion for partial summary judgment on its affirmative defenses. Specifically, the Court found that Carebourn is an unregistered dealer, acting in violation of Section 15(a) of the Securities Exchange Act of 1934 and, thus, the contracts between the Company and Carebourn are now void pursuant to Section 29(b) of the Exchange Act.

On July 24, 2023, the Company moved for summary judgment against Carebourn on its counterclaims for damages under the Minnesota Uniform Securities Act. Oral arguments were held on the Company’s motion on August 22, 2023. The Company is currently awaiting a decision from the Minnesota state court.

More Capital, LLC v. DarkPulse, Inc. et al

On July 24, 2023, the Company moved for summary judgment against More on its affirmative defenses asserted under the Securities Exchange Act of 1934 (“Exchange Act”) and counterclaims for damages under the Minnesota Uniform Securities Act. Oral arguments on the Company’s motion are scheduled for September 14, 2023.

The Company remains committed to actively litigating its affirmative defenses and claims for relief under the Securities Exchange Act of 1934 and Minnesota Uniform Securities Act.

Carebourn Capital et al v. Standard Registrar and Transfer et al

On May 20, 2022, Carebourn Capital, L.P. (“Carebourn”) and More Capital, LLC (“More,” and together with Carebourn, the “Noteholder Plaintiffs”) commenced an action against (i) Standard Registrar and Transfer Co., Inc. (“Standard”), (ii) Amy Merrill (“Merrill”) (Standard and Merrill, together, the “TA Defendants”), (iii) DarkPulse, Inc., (iv) Dennis O’Leary (“O’Leary”), (v) Thomas Seifert (“Seifert”), (vi) Carl Eckel (“Eckel”), (vii) Anthony Brown (“Brown”), and (viii) Faisal Farooqui (“Farooqui”) (DarkPulse, O’Leary, Seifert, Eckel, Brown, and Farooqui, collectively, the “DPLS Defendants ”) in the United States District Court for the District of Utah.

The Noteholder Plaintiffs’ complaint alleges the DPLS Defendants violated the Racketeer Influenced and Corrupt Organizations (RICO) Act, are liable for attorneys’ fees pursuant to the Company’s breach of securities contracts between the Company and, separately, Carebourn and More, and engaged in civil conspiracy, fraudulent concealment, tortious interference with economic relations and conversion against the Noteholder Plaintiffs.

Thereafter, the TA Defendants and DPLS Defendants separately moved to dismiss the Noteholder Plaintiffs’ complaint. On February 10, 2023, the Court denied both motions without prejudice and stayed the action pending the conclusion of enforcement action commenced by the U.S. Securities and Exchange Commission against Carebourn and its principal, Chip Rice, in the U.S. District Court for the District of Minnesota.

The Company contends that the Noteholder Plaintiffs’ lawsuit is duplicative of the first-filed lawsuits commenced by the Noteholder Plaintiffs’ in Minnesota state court. The Company intends to vigorously defend itself against the Noteholder Plaintiffs’ lawsuit.

Th~~e~~ Company remains in active litigation with Carebourn Capital, L.P. (“Carebourn”) and More Capital, LLC (“More,” and together with Carebourn, the “Noteholder Plaintiffs”) in the United States District Court for the District of Utah. There are no material updates to this litigation.

The Company intends to vigorously defend itself against the Noteholder Plaintiffs’ lawsuit.

DarkPulse, Inc. v. FirstFire Global Opportunities Fund, LLC, and Eli Fireman

As disclosed in greater detail in the Company’s Form 10-Q, filed October 24, 2022, the Company remains in active litigation with FirstFire Global Opportunities Fund, LLC (“FirstFire”), and Eli Fireman (“Fireman”) (FirstFire and Fireman together, the “FirstFire Parties”). The following discloses the material updates for this matter.

On January 17, 2023, the Court granted the FirstFire Parties’ motion to dismiss the Company’s complaint. Also on January 17, 2023, the Company appealed the trial court’s decision to the United States Court of Appeals for the Second Circuit. Briefing is currently taking place on the Company’s appeal.

The Company’s opening memorandum in support of its appeal was filed on May 1, 2023. On July 31, 2023, the FirstFire Parties filed their memorandum in opposition. On August 21, 2023, the Company filed its reply memorandum. As of the date hereof, oral arguments are not scheduled for the appeal.

The Company remains committed to actively litigating its claims for relief under the Securities Exchange Act of 1934 and Racketeer Influenced and Corrupt Organizations (RICO) Act.

DarkPulse, Inc. v. EMA Financial, LLC et al

As disclosed in greater detail in the Company’s Form 10-Q, filed October 24, 2022, the Company remains in active litigation with EMA Financial, LLC (“EMA”), EMA Group, Inc. (“EMA Group”), and Felicia Preston (“Preston”) (EMA, EMA Group, and Preston together, the “EMA Parties”). The following discloses the material updates for this matter.

On March 1, 2023, the Court granted the EMA Parties’ motion to dismiss the Company’s claims asserted under the Securities Exchange Act of 1934, but denied dismissal of the Company’s claim asserted under the Racketeer Influenced and Corrupt Organizations (RICO) Act.

On or about May 15, 2023, the Company and the EMA Parties reached an understanding of settlement, which was subsequently memorialized. The action was subsequently dismissed on or about June 14, 2023. The Company views this matter as closed.

DarkPulse, Inc. v. Brunson Chandler & Jones, PLLC et al

On July 8, 2022, the Company commenced litigation against Brunson Chandler & Jones, PLLC (“Brunson Firm”), and Lance B. Brunson (“Brunson,” and together with the Brunson Firm, the “Brunson Parties”) through the filing of a complaint in the United States District Court for the District of Utah. The Company is alleging that the Brunson Parties have committed professional negligence and breach of contract.

On March 2, 2023, the Brunson Parties filed an answer, affirmative defenses, and counterclaims to the Company’s complaint, wherein the Brunson Firm alleged claims for (i) breach of contract against the Company, (ii) breach of contract against the Company’s subsidiary, DarkPulse Technologies, Inc., and (iii) quantum meruit.

On June 5, 2023, the Company filed its answer and affirmative defenses to the Brunson Firm’s counterclaims. The Company remains committed to litigating its claims and affirmative defenses against the Brunson Parties.

The parties are currently engaged in discovery in this matter.

The Company remains committed to vigorously litigating its claims for relief and defenses against the Brunson Parties.

DarkPulse, Inc., et al v. Crown Bridge Partners, LLC, et al

On September 23, 2022, the Company commenced an action along with two other plaintiffs (“Crown Bridge Plaintiffs”) against Crown Bridge Partners, LLC, Soheil Ahdoot, and Sepas Ahdoot (“Crown Bridge Defendants”) in the United States District Court for the Southern District of New York alleging violations of the Racketeer Influenced and Corrupt Organizations (RICO) Act.

On January 13, 2023, the Crown Bridge Defendants filed a motion to dismiss. As of May 16, 2023, the Crown Bridge Defendants’ motion to dismiss was fully submitted to the court. As of the date hereof, no decision has been made on the motion.

As of the date hereof, the court has not yet rendered its decision on the Crown Bridge Defendants’ motion to dismiss.

The Company remains committed to actively litigating its RICO claims against the Crown Bridge Defendants.

Benner et al v. DarkPulse, Inc. et al

On March 29, 2023, J. Merlin Benner, Phillip J. Benner, Benjamin P. Benner, Jonas M. Benner, and Angelica M. Benner (collectively, the “Benner Parties”) commenced an action in the United States District Court for the Southern District of Texas against the Company and its Chief Executive Officer, Dennis O’Leary, individually, alleging (i) the Company is in breach of contracts between the Company and the Benner Parties as it concerns Remote Intelligence, LLC and Wildlife Specialists, LLC, (ii) violation of Texas Uniform Fraudulent Transfer Act by the Company, and (iii) defamation by Mr. O’Leary.

On June 30, 2023, the Company and Mr. O'Leary filed their Answer to the Benner Parties' Complaint. The Company intends to vigorously defend itself against the Benner Parties’ lawsuit.

The Company remains in active litigation with J. Merlin Benner, Phillip J. Benner, Benjamin P. Benner, Jonas M. Benner, and Angelica M. Benner (collectively, the “Benner Parties”) in the United States District Court for the Southern District of Texas. The following discloses the material updates for this matter.

The parties are currently engaged in discovery in this matter.

GS Capital Partners, LLC v. DarkPulse, Inc.

On June 2, 2023, GS Capital Partners, LLC (“GS Capital”) commenced an action in the Supreme Court for New York County against the Company through the filing of motion for summary judgment in lieu of a complaint. The motion claims that the Company is in breach of a convertible promissory note, dated July 14, 2021, and accompanying securities purchase agreement, dated the same.

The motion claims that GS Capital is entitled to an award of $2,407,671, plus prejudgment interest and attorney’s fees, costs and disbursements.

On July 27, 2023, the Company moved to set aside the default judgment entered in favor of GS Capital and against the Company on July 25, 2023. GS Capital’s opposition thereto is due on or before August 31, 2023. Thereafter, DarkPulse’s reply is due on or before September 6, 2023. Oral arguments are currently not scheduled on the Company’s motion.

The Company intends to vigorously defend itself against GS Capital.

From time to time, we may become involved in litigation relating to claims arising out of our operations in the normal course of business. We are not currently involved in any pending legal proceeding or litigation and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which we are a party or to which any of our properties is subject, which would reasonably be likely to have a material adverse effect on our business, financial condition and operating results.